Label	Element	Value
Grayscale Ethereum Covered Call ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	84.80%
Grayscale Ethereum Covered Call ETF | Grayscale Ethereum Staking Mini ETF, Expiration: 12/18/2026; Exercise Price: 12.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.50%
Grayscale Ethereum Covered Call ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
Grayscale Ethereum Covered Call ETF | Grayscale Ethereum Staking Mini ETF, Expiration: 07/10/2026; Exercise Price: 15.45 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Grayscale Ethereum Covered Call ETF | Grayscale Ethereum Staking Mini ETF, Expiration: 07/10/2026; Exercise Price: 15.28 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.00%)
Grayscale Ethereum Covered Call ETF | Grayscale Ethereum Staking Mini ETF, Expiration: 12/18/2026; Exercise Price: 12.78 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.70%)
Grayscale Ethereum Covered Call ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	84.80%
Grayscale Ethereum Covered Call ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.50%
Grayscale Ethereum Covered Call ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
Grayscale Ethereum Covered Call ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(11.90%)
Grayscale Ethereum Covered Call ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%